Consolidated Statements of Cash Flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating activities
Net earnings	$ 1,065	$ 1,182	$ (125)
Adjustments to reconcile net earnings to cash provided by (used in) operating activities:
Depreciation and amortization	568	587	645
Impairment of goodwill and other intangibles	7	0	747
(Gain) loss on sale and disposal of businesses	(7)	(437)	0
Changes in assets and liabilities:
Accounts receivable	(940)	(87)	79
Inventories	(249)	17	(27)
Accounts payable	341	140	210
Accrued advertising and promotions	(123)	118	12
Accrued expenses and current liabilities	(287)	22	162
Taxes deferred and payable, net	154	(122)	(55)
Accrued pension and postretirement benefits	(30)	(81)	(434)
Employee compensation	303	106	44
Other	200	(181)	(83)
Cash provided by (used in) operating activities	1,500	1,230	1,229
Investing activities
Capital expenditures	(410)	(532)	(590)
Proceeds from sale of assets and business	166	1,174	160
Proceeds from held-to-maturity securities	0	0	60
Investment in related businesses	0	0	(25)
Other	7	(6)	(4)
Cash provided by (used in) investing activities	(237)	636	(399)
Financing activities
Net proceeds from borrowings of long-term debt	1,033	700	705
Repayments of long-term debt	(569)	(949)	(386)
Net proceeds (repayments) from short-term borrowings	(330)	(723)	653
Dividends paid	(311)	(305)	(306)
Repurchase of common stock	(121)	(148)	(1,153)
Purchase of noncontrolling interest shares	0	0	(41)
Common stock issued	44	8	17
Other	1	(7)	(7)
Cash provided by (used in) financing activities	(253)	(1,424)	(518)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(28)	(28)	(67)
Increase (decrease) in cash, cash equivalents and restricted cash	982	414	245
Cash, cash equivalents and restricted cash at beginning of year	1,952	1,538	1,293
Cash, cash equivalents and restricted cash at end of year	2,934	1,952	1,538
Supplemental disclosure of cash flow information
Cash paid for interest	193	194	183
Cash paid for income taxes	$ 229	$ 469	$ 206